Computer hardware prepayments (Details)	9 Months Ended
	Mar. 31, 2024 USD ($) Miners	Jun. 30, 2023 USD ($)
Non-current assets [abstract]
Mining hardware prepayments	$ 39,440,000	$ 68,000
High-performance computing hardware prepayments	1,967,000	0
Total computer hardware prepayment	$ 41,407,000	$ 68,000
Mining Hardware purchase contract and option [Abstract]
Purchase price of Bitmain T21 miners per Terahash	14
Miner Purchase Option with Bitmain [Member] | Mining assets [member]
Mining Hardware purchase contract and option [Abstract]
Non-refundable deposit paid as initial down payment	$ 12,768,000
Percentage of initial down payment of deposit	10.00%
Additional Bitmain miners purchased | Miners	48,000
Increase in Hashrate operating capacity of Bitmain T21 miners	9.1
Purchase price of Bitmain T21 miners per Terahash	14
Proceeds from options exercised	$ 127,680,000